Fees Summary	Apr. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 922,000
Previously Paid Amount	0.00
Total Fee Amount	141.16
Total Offset Amount	0.00
Net Fee	141.16
Narrative - Max Aggregate Offering Price	$ 922,000
Final Prospectus	true